Financial instruments (Details 13) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	47
Transfers out of level 1 to level 2	96
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	99
Transfers out of level 1 to level 2	202
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,374
Transfers out of level 1 to level 2	16
Trading assets.
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,520
Transfers out of level 1 to level 2	314